TAXATION - Components of the deferred tax assets (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 187,154	$ 129,248
Accrued expenses and others	98,227	79,098
Less: valuation allowance	(188,205)	(122,624)	$ (169,422)	$ (67,769)
Total deferred tax assets	97,176	85,722
Set-off of deferred tax liabilities pursuant to set-off provisions	(356)	(1,158)
Net deferred tax assets	96,820	84,564
Total deferred tax liabilities	6,682	8,572
Set-off of deferred tax assets pursuant to set-off provisions	(356)	(1,158)
Net deferred tax liabilities	$ 6,326	$ 7,414